EXPENSES BY NATURE (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of sales and services	R$ (31,990,696)	R$ (33,475,189)	R$ (31,054,016)
Selling expenses	(5,453,297)	(3,729,089)	(2,575,818)
General and administrative expenses	(855,999)	(760,894)	(674,119)
Other operational (2)	(7,426,742)	(6,776,012)	(5,666,642)
Net	(1,588,606)	(3,087,176)	(2,907,855)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Cost of sales and services	(3,609,493)	(3,226,469)	(2,752,557)
Selling expenses	(51,304)	(29,593)	(13,948)
General and administrative expenses	(29,880)	(35,087)	(26,340)
Total	(3,690,677)	(3,291,149)	(2,792,845)
Other operational (2)	(95,378)	(80,924)	(77,386)
Net	R$ (3,786,055)	R$ (3,372,073)	R$ (2,870,231)